STOCKHOLDERS EQUITY - Estimate the fair value of the warrants (Details) - Series B Preferred Stock Warrant	Dec. 31, 2020
Weighted average valuation assumptions
Warrants and Rights Outstanding, Valuation Technique [Extensible List]	us-gaap:ValuationTechniqueOptionPricingModelMember
Measurement Input, Risk Free Interest Rate | Minimum
Weighted average valuation assumptions
Warrants and Rights Outstanding, Measurement Input	0.0154
Measurement Input, Risk Free Interest Rate | Maximum
Weighted average valuation assumptions
Warrants and Rights Outstanding, Measurement Input	0.0188
Measurement Input, Price Volatility | Minimum
Weighted average valuation assumptions
Warrants and Rights Outstanding, Measurement Input	0.7195
Measurement Input, Price Volatility | Maximum
Weighted average valuation assumptions
Warrants and Rights Outstanding, Measurement Input	0.7271
Measurement Input, Expected Term
Weighted average valuation assumptions
Warrants and Rights Outstanding, Term	10 years
Measurement Input, Expected Dividend Rate
Weighted average valuation assumptions
Warrants and Rights Outstanding, Measurement Input	0